DISPOSAL OF SUBSIDIARIES - Net assets and gain on disposal of Zhejiang Taohaoche (Details) - Disposal Group - Zhejiang Taohaoche $ in Thousands	Feb. 02, 2023 USD ($)
DISPOSAL OF SUBSIDIARIES
Consideration	$ 2,700
Cash	2,662
Accrual expenses and other current liabilities	(61)
Foreign exchange adjustment	34
Net assets	2,635
Gain on disposal of Zhejiang Taohaoche	$ 65
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	Gain (Loss) on Disposition of Stock in Subsidiary